Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Variable Interest Entity Disclosures [Abstract]
Variable Interest Entity Disclosures [Textblock]
Note 3 – Variable Interest Entities
Consolidated VIEs
As of December 31, 2013, we consolidate the following VIEs:
Gulfstar One

During the second quarter of 2013, a third party contributed $187 million to Gulfstar One LLC (Gulfstar One) in exchange for a 49 percent ownership interest in Gulfstar One. This contribution was based on 49 percent of WPZ’s estimated cumulative net investment at that time. The $187 million was then distributed to WPZ. Following this transaction, WPZ owns a 51 percent interest in Gulfstar One, a subsidiary that, due to certain risk-sharing provisions in its customer contracts, is a VIE. WPZ is the primary beneficiary because it has the power to direct the activities that most significantly impact Gulfstar One’s economic performance. WPZ, as construction agent for Gulfstar One, is designing, constructing, and installing a proprietary floating-production system, Gulfstar FPS™, and associated pipelines which will initially provide production handling and gathering services for the Tubular Bells oil and gas discovery in the eastern deepwater Gulf of Mexico. The project is expected to be in service in the third quarter of 2014. WPZ has received certain advance payments from the producer customers and is committed to the producer customers to construct this system. The current estimate of the total remaining construction costs is less than $325 million, which will be funded with capital contributions from WPZ and the other equity partner, proportional to ownership interest. The producer customers will be responsible for the firm price of building the facilities if they do not develop the offshore oil and gas fields to be connected to Gulfstar One. In December 2013, WPZ committed an additional $134 million to Gulfstar One to fund an expansion of the system that will provide production handling, gathering, and processing services for the Gunflint oil and gas discovery in the eastern deepwater Gulf of Mexico. The expansion project is expected to be in service in 2016. The other equity partner has an option to participate in the funding of the expansion project on a proportional basis.
Constitution
WPZ owns a 41 percent interest in Constitution, a subsidiary that, due to shipper fixed-payment commitments under its firm transportation contracts, is a VIE. WPZ is the primary beneficiary because it has the power to direct the activities that most significantly impact Constitution’s economic performance. WPZ, as construction agent for Constitution, is building a pipeline connecting our gathering system in Susquehanna County, Pennsylvania, to the Iroquois Gas Transmission and the Tennessee Gas Pipeline systems. WPZ plans to place the project in service in late 2015 to 2016 and estimates the total remaining construction costs of the project to be less than $600 million, which will be funded with capital contributions from WPZ and the other equity partners, proportional to ownership interest.
Bluegrass Pipeline
We own a 50 percent interest in Bluegrass Pipeline, a subsidiary that, due to insufficient equity to finance activities during its development stage, is a VIE. As of December 31, 2013, we are the primary beneficiary because we have the power to direct the activities of the project that most significantly impact its economic performance until the first developmental stage milestone is met as we have the power to direct whether the project moves forward. We and our partner plan to construct an NGL pipeline connecting processing facilities in the Marcellus and Utica shale-gas areas in the northeastern United States to growing petrochemical and export markets in the gulf coast area of the United States. Pre-construction activities are under way and the project is now planned to be in service in mid-to-late 2016. This development stage entity was operating under a preliminary activities budget that governed the spending levels through February 28, 2014. Prior to that time, certain elections by either partner could change the relative ownership of the entity, impact the continued development of the project, and/or revise the determination of the primary beneficiary. In February 2014, we agreed with our partner to, among other things, extend the preliminary activities period to March 31, 2014, and change certain rights between the partners that could impact the continued development of the project. We will evaluate the impact of those changes on our determination of the primary beneficiary in the first quarter of 2014. The remaining amount for spending under the preliminary activities budget through March 31, 2014, is less than $85 million, and will be funded by us and our partner, proportional to ownership interest. Continued investment in this project beyond the preliminary activities stage will require additional significant capital contributions.
As of December 31, 2013, our Consolidated Balance Sheet includes approximately $113 million of capitalized project development costs associated with the Bluegrass Pipeline, included within Construction in progress in the table below. Completion of this project is subject to execution of customer contracts sufficient to support the project. We are in discussions with potential customers regarding commitments to the pipeline and these discussions have not yet yielded sufficient commitments to satisfy this condition. As a result, we evaluated the capitalized project costs for impairment as of December 31, 2013, and determined that no impairment was necessary. Our evaluation considered probability-weighted scenarios of undiscounted future net cash flows, including reasonably possible scenarios assuming the construction and operation of the pipeline under differing levels of commitments from customers and the possibility that the project does not proceed. It is reasonably possible that the probability-weighted estimate of undiscounted future net cash flows may change in the near term, resulting in the write-down of this asset to fair value, which could result in all of the capitalized project development costs being expensed. Such changes in estimates could result from lack of sufficient commitments from potential customers, lack of approval of the project by our partner, lack of executed regulatory approvals and unexpected changes in forecasted costs, and other factors impacting project economics. (See Note 19 – Subsequent Events.)
The following table presents amounts included in our Consolidated Balance Sheet that are for the use or obligation of these VIEs, which are joint projects in the development and construction phase:

	December 31,
	2013	2012	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$122	$8	Cash and cash equivalents
Construction in progress	1,111	556	Property, plant and equipment, at cost
Accounts payable	(145)	(128)	Accounts payable
Construction retainage	(3)	—	Accrued liabilities
Current deferred revenue	(10)	—	Accrued liabilities
Noncurrent deferred revenue associated with customer advance payments	(115)	(109)	Other noncurrent liabilities

Nonconsolidated VIEs
We have also identified certain interests in VIEs for which we are not the primary beneficiary. These include:
Laurel Mountain
WPZ’s 51 percent-owned equity-method investment in Laurel Mountain Midstream, LLC (Laurel Mountain) is considered to be a VIE generally due to contractual provisions that transfer certain risks to customers. As decisions about the activities that most significantly impact the economic performance of this entity require a unanimous vote of all members, WPZ is not the primary beneficiary. Our maximum exposure to loss is limited to the carrying value of this investment, which was $481 million at December 31, 2013.
Caiman II
WPZ’s 47.5 percent-owned equity-method investment in Caiman Energy II, LLC (Caiman II) has been determined to be a VIE because it has insufficient equity to finance activities during the construction stage of the Blue Racer Midstream joint project, which is an expansion to gathering and processing and the associated liquids infrastructure serving oil and gas producers in the Utica shale primarily in Ohio and northwest Pennsylvania. WPZ is not the primary beneficiary because it does not have the power to direct the activities of Caiman II that most significantly impact its economic performance. At December 31, 2013, the carrying value of our investment in Caiman II was $256 million, which substantially reflects our contributions to that date. In January 2014, WPZ increased its total commitment for contributions to fund the project from $380 million to $500 million inclusive of contributions made to date, which represents WPZ’s current maximum exposure to loss related to this investment.
Moss Lake
Our equity-method investments in Moss Lake Fractionation LLC and Moss Lake LPG Terminal LLC (collectively referred to as Moss Lake) are VIEs because they have insufficient equity to finance activities during their development stage. We currently own 50 percent of these joint projects which plan to construct a new large-scale fractionation plant, expand natural gas liquids storage facilities in Louisiana and construct a pipeline connecting these facilities to the Bluegrass Pipeline. Additionally, Moss Lake plans to construct a new liquefied petroleum gas (LPG) terminal. We are not the primary beneficiary because we do not have the power to direct the majority of the activities of Moss Lake that most significantly impact its economic performance at this stage. The carrying value of our investments in Moss Lake at December 31, 2013, was $12 million, which represents our contributions to date. These development stage entities were operating under a preliminary activities budget that governed the spending levels through February 28, 2014. Prior to that time, certain elections by either partner could change the relative ownership of the entities, impact the continued development of the project, and/or revise the determination of the primary beneficiary. In February 2014, we agreed with our partner to, among other things, extend the preliminary activities period to March 31, 2014, and change certain rights between the partners that could impact the continued development of these projects. We will evaluate the impact of those changes on our determination of the primary beneficiary in the first quarter of 2014. The amount we may spend in order to fund our proportional share of the preliminary activities budget through March 31, 2014, is less than $25 million. Continued investment in this project beyond the preliminary activities stage will require additional significant capital contributions. (See Note 19 – Subsequent Events.)